COMMITMENTS AND CONTINGENCIES (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating lease commitments
2020	$ 462	¥ 3,215
2021	358	2,492
2022	290	2,019
Thereafter	1,363	9,489
Total	$ 2,473	¥ 17,215